Intangible Assets, Net - Estimated future amortization expenses related to the intangible assets (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Year ending December 31
2023	¥ 11,511,475
2024	11,361,548
2025	11,069,647
2026	10,139,360
2027	8,665,568
Thereafter	43,270,715
Intangible assets, net	¥ 96,018,313	¥ 77,593,680